Schedule of Investments
August 31, 2022 (unaudited)
Tarkio Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 99.78%

Communications Equipment - 2.11%
Lumentum Holdings, Inc. (2)	32,050	2,677,778

Construction Machinery & Equipment - 7.45%
Manitowoc Co., Inc. (2)	989,600	9,450,680

Dental Equipment & Supplies - 3.83%
Envista Holdings Corp. (2)	130,925	4,856,008

Drawing & Insulating of Nonferrous Wire - 1.75%
Corning, Inc.	64,600	2,217,072

Electronic & Other Electrical Equipment (No Computer Equipment) - 6.62%
General Electric Co.	114,425	8,403,372

Fire, Marine & Casulty Insurance - 4.31%
Berkshire Hathaway, Inc. Class B (2)	17,375	4,878,900
Fairfax Financial Holdings, Ltd. (Canada) (2)	1,175	586,184

		5,465,084

General Industrial Machinery & Equipment - 1.85%
ESAB Corp.	56,983	2,341,431

Industrial Instruments For Measurement, Display, and Control - 14.60%
Cognex Corp.	286,050	12,045,565
Danaher Corp.	24,025	6,484,588

		18,530,153

Industrial Trucks, Tractors, Trailers & Stackers - 1.98%
Terex Corp.	75,500	2,508,110

Land Subdividers & Developers (No Cemeteries) - 8.01%
The St. Joe Co.	265,900	10,157,380

Miscellaneous Fabricated Metal Products - 1.87%
Parker Hannifin Corp.	8,975	2,378,375

Motor Vehicle Parts & Accessories - 0.56%
Modine Manufacturing Co. (2)	47,350	709,303

National Commerical Banks - 1.02%
Bank of America Corp.	10,150	341,142
JPMorgan Chase & Co.	11,400	1,296,522

		1,637,664

Office Furniture - 3.98%
MillerKnoll, Inc.	182,550	5,052,984

Optical Instruments & Lenses - 1.31%
II-VI, Inc. (2)	35,125	1,658,954

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.27%
Enovis Corp.(2)	56,983	2,886,189

Printed Circuit Boards - 2.12%
Kimball Electronics, Inc. (2)	125,025	2,693,038

Retail-Catalog & Mail-Order Houses - 0.03%
Amazon.com, Inc. (2)	300	38,031

Retail-Eating Places - 2.45%
Chipotle Mexican Grill, Inc. (2)	1,945	3,105,776

Retail- Home Furniture, Furnishings & Equipment Stores - 5.63%
The Container Store Group, Inc. (2)	1,054,275	7,147,985

Retail- Variety Stores - 1.71%
Costco Wholesale Corp.	4,150	2,166,715

Services-Business Services, Nec - 2.08%
Global Payments, Inc.	21,275	2,642,993

Services - Prepackaged Software - 2.03%
National Instruments Corp.	84,795	3,371,449
Twilio, Inc. Class A (2)	37,075	2,579,678

		5,951,127

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 4.25%
Nucor Corp.	40,525	5,387,394

Telephone & Telegraph Apparatus - 1.94%
Ciena Corp. (2)	48,600	2,465,964

Telephone Communications (No Radiotelephone) - 6.81%
Lumen Technologies, Inc.	868,100	8,646,276

Textile Mills Products - 1.42%
Interface, Inc.	160,925	1,797,532

Totalizing Fluid Meters & Counting Devices - 1.83%
Vontier Corp.	105,825	2,319,684

Trucking (No Local) - 1.03%
Yellow Corp. (2)	208,875	1,311,735

Total Common Stock	(Cost $ 96,665,654)	126,604,787

Money Market Registered Investment Companies - 0.05%

Federated Hermes Government Obligation Fund - Institutional Class - 2.11% (3)	59,327	59,327

Total Money Market Registered Investment Companies	(Cost $ 59,327)	59,327

Total Investments - 99.82%	(Cost $ 96,724,981)	126,664,114

Other Assets Less Liabilities - 0.18%		222,147

Total Net Assets - 100.00%		126,886,261

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$126,664,114	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$126,664,114	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The rate shown represents the 7-day yield at August 31, 2022.